LONG-TERM DEBT - Summary of Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Sep. 24, 2021	Aug. 10, 2021	Jun. 08, 2021	Dec. 31, 2020	Dec. 21, 2020	Nov. 23, 2020	Aug. 24, 2020	Apr. 22, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,979.0				$ 6,166.1					$ 7,625.1
Long-term debt	(17.2)				(4.6)
Long-term debt	7,961.8				6,161.5
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0				148.8
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	7,921.1				6,107.6
Cost | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0				148.8
Cost | Term loan A facility
Disclosure of detailed information about borrowings [line items]
Borrowings	500.0				0.0
Cost | Term loan B facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,647.9				$ 1,671.6
Cost | 4.250% USD senior secured notes ("4.250% 2025 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.25%				4.25%				4.25%
Borrowings	$ 633.9				$ 636.6
Cost | 3.750% USD senior secured notes ("3.750%% 2025 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%				3.75%			3.75%
Borrowings	$ 950.9				$ 954.9
Cost | 5.125% USD senior secured notes ("5.125% 2026 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.125%				5.125%
Borrowings	$ 633.9				$ 636.6
Cost | 3.500% USD senior secured notes ("3.500% 2028 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%				3.50%	3.50%
Borrowings	$ 950.9				$ 954.9
Cost | 8.500% USD senior unsecured notes, ("8.500% 2027 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.50%			8.50%	8.50%
Borrowings	$ 0.0				$ 458.4
Cost | 4.000% USD senior notes ("4.000% 2028 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%	4.00%			4.00%		4.00%
Borrowings	$ 950.9				$ 636.6
Cost | 4.000% 2028 Notes, Initial Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	500.0
Cost | 4.000% 2028 Notes, Additional Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 250.0
Cost | 4.750% USD senior notes ("4.750% 2029 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.75%			4.75%	4.75%
Borrowings	$ 950.9				$ 0.0
Cost | 4.375% USD senior notes ("4.375% 2029 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.375%		4.375%		4.375%
Borrowings	$ 697.2				$ 0.0
Cost | Equipment loans and other, at interest rates ranging from 3.02% to 4.37%
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4.6				$ 9.2
Cost | Equipment loans and other, at interest rates ranging from 3.02% to 4.37% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.02%				3.02%
Cost | Equipment loans and other, at interest rates ranging from 3.02% to 4.37% | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.37%				4.37%
Discount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (4.6)				$ (5.4)
Net derivative instruments
Disclosure of detailed information about borrowings [line items]
Borrowings	131.9				122.3
Deferred finance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 69.4				$ 58.4